Dividends (Details) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Nov. 13, 2012 ADS shares USD ($)	Nov. 13, 2012 ADS shares CNY
Dividends
Special cash dividend per ADS (in dollars per share)			$ 1
Dividends Payable, Current	$ 130,806	814,934	$ 130,800	815,400